The Payden & Rygel Investment Group

333 South Grand Avenue

Los Angeles, California 90071

Telephone (213) 625-1900

April 2, 2012

Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, D.C. 20549

Re:	The Payden & Rygel Investment Group
Rule 497(e) Filing

File Nos. 811-6625, 33-46973 CIK No. 0000885709

Post-Effective Amendment Nos:	78 (Securities Act of 1933, as amended)
79 (Investment Company Act of 1940, as amended)

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), The Payden & Rygel Investment Group (the “Group”), hereby files electronically exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Group’s Prospectus, dated February 28, 2012, as supplemented on March 12, 2012.

The purpose of this filing is to submit the Rule 497(e) filing made on February 28, 2012, as supplemented on March 12, 2012 in XBRL.

If you have any questions concerning the foregoing, please telephone me at the number set forth above.

Very truly yours,

The Payden & Rygel Investment Group

/s/Edward S. Garlock

Edward S. Garlock Secretary